UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

  Report for the Calendar Year or Quarter Ended: December 31, 2003

  Check here if Amendment {X}; Amendment Number: __2__
      This Amendment (Check only one.):  { } is a restatement.
                                         { } adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:    Citigroup Inc.
  Address: 399 Park Avenue,
           New York, New York 10043

  Form 13F File Number: 28-2427

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:   Serena D. Moe
  Title:  Assistant Secretary
  Phone:  (212) 559-1000

  Signature, Place, and Date of Signing:



  /s/ Serena D. Moe	New York, New York	April 14, 2004

  Report Type (Check only one.):

  { X } 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  {   } 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  {   } 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
  Report Summary:

  Number of Other Included Managers:                            3
  Form 13F Information Table Entry Total:                       2
  Form 13F Information Table Value Total:         $       111,000

  THIS AMENDMENT IS BEING FILED TO CORRECT CERTAIN SECURITY POSITIONS
  THAT WERE REPORTED BY CITIGROUP GLOBAL MARKETS INC. IN THE FORM 13F FILED BY CITIGROUP INC. ON FEBRUARY 17, 2004, AS AMENDED BY AMENDMENT NUMBER ONE THERETO FILED ON MARCH 26, 2004. THE INFORMATION TABLE
  BELOW DESCRIBES THE CORRECTED HOLDINGS FOR CITIGROUP GLOBAL MARKETS INC. AS OF DECEMBER 31, 2003. THE MARKET VALUE OF THESE POSITIONS AS REPORTED IN THE ORIGINAL FORM 13F FILING, AS AMENDED BY AMENDMENT NUMBER ONE, WAS $609,196,000; THE CORRECTED MARKET VALUE OF THESE POSITIONS IS $111,000.

  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.  Form 13F File Number	Name

  19   28-1114              	Citigroup Financial Products Inc.
  23   28-1109             	Citigroup Global Markets Holdings Inc.
  24   28-541               	Citigroup Global Markets Inc.

                                                FORM 13F INFORMATION TABLE AS OF DECEMBER 31, 2003
                        TITLE                  VALUE   SHARES/   SH/ PUT/ INVSTMT       OTHER               VOTING AUTHORITY
      NAME OF ISSUER    CLASS         CUSIP   (X$1000) PRN AMT   PRN CALL DSCRETN      MANAGERS          SOLE     SHARED     NONE
---------------------- ------------ --------- -------- --------- --- ---- ------- -------------------- --------- --------- ---------

ORIENT-EXPRESS HOTELS  CL A         G67743107      106      6400 SH       DEFINED             19,23,24      3400         0      3000
AMIS HLDGS INC         COM          031538101        5       275 SH       DEFINED             19,23,24         0         0       275
